Other Income (Loss), Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income (Loss), Net
Amortized discounts related to liability for exclusive rights	$ (52,922)	$ (935,177)	$ (1,882,804)
Foreign exchange (loss) gain	88,721	(249,944)	(96,646)
Total	$ 35,799	$ (1,185,121)	$ (1,979,450)